Class A Ordinary Shares Subject to Possible Redemption - Summary Of Ordinary shares Issued Recognized in Class A Ordinary Shares Subject To Possible Redemption (Q1) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Temporary Equity Disclosure [Abstract]
Class A ordinary shares subject to possible redemption	$ 487,168,822	$ 483,000,000
Decrease in redemption value of shares	(478,003,632)
Increase in redemption value of Class A ordinary shares subject to possible redemption	1,417,859	4,168,822
Class A ordinary shares subject to possible redemption	$ 10,583,049	$ 487,168,822